BUSINESS COMBINATIONS (Tables) - Successors [Member]	12 Months Ended
Dec. 31, 2020
Multiemployer Plan [Line Items]
SCHEDULE OF CONSIDERATION TO PURCHASE ISSUED AND OUTSTANDING EQUITY INTEREST

	SAPESCO
	Value (In US$ thousands)	Shares

Cash consideration	$16,958
Total consideration – cash	16,958

NESR ordinary share consideration	12,013	2,237,000
Total consideration – equity (1)	12,013	2,237,000

Cash Earn-Out	5,301
Additional Earn-Out Shares	6,377		(2)
Total estimated earn-out mechanisms	11,678		(2)

Total consideration	$40,649	2,237,000

(1)	The fair value of NESR ordinary shares was determined based upon the $5.37 per share closing price of NESR ordinary shares on June 1, 2020, the acquisition date of the Business Combination. Control was transferred by agreement with the selling shareholders of SAPESCO.
(2)	The quantity of Additional Earn-Out Shares was negotiated in the fourth quarter of 2020 and finalized in the first quarter of 2021 when settled with the sellers for 145,039 shares. These shares were valued for accounting purposes at $9.93 per share, the closing price of NESR ordinary shares on December 31, 2020. A liability totaling $6.4 million was previously recorded in Other liabilities on the opening balance sheet pending the outcome of this contingency. As the Company is contractually obligated to settle this contingency in shares, we believe that presentation as a non-current liability best matches the contingency with the long-term nature of equity financing.

SCHEDULE OF PURCHASE PRICE ALLOCATION

The following table summarizes the final allocation of the purchase price allocation (in US$ thousands):

Allocation of consideration

Cash and cash equivalents	$3,740
Accounts receivable	14,847
Unbilled revenue	6,126
Service inventories	5,641
Prepaid assets	679
Retention withholdings	279
Other current assets	552
Property, plant and equipment	14,385
Intangible assets	3,340
Other assets	200
Total identifiable assets acquired	49,789

Accounts payable	11,984
Accrued expenses	6,613
Current installments of long-term debt	5,400
Short-term borrowings	5,692
Income taxes payable	313
Other taxes payable	3,802
Other current liabilities	2,237
Long-term debt	15,572
Employee benefit liabilities	1,455
Other liabilities	2,237
Non-controlling interests	(8)
Net identifiable liabilities acquired	55,297
Total fair value of net assets acquired	(5,508)
Goodwill	46,157
Total consideration	$40,649

SCHEDULE OF PRELIMINARY ALLOCATION TO INTANGIBLE ASSETS

The final allocation to intangible assets is as follows (in US$ thousands):

	Fair Value
	Total	Useful Life
	(In US$ thousands)
Customer contracts	$2,900	8 years
Trademarks and trade names	440	2 years
Total intangible assets	$3,340

SCHEDULE OF PROFORMA INFORMATION OF OPERATIONS
	Successor (NESR)
	Period from	Period from
	January 1	January 1
	to December 31,	to December 31,
	2020	2019
Revenues	$852,823	$720,860
Net income/(loss)	45,320	43,081

NPS Holdings Limited and Gulf Energy SAOC [Member]
Multiemployer Plan [Line Items]
SCHEDULE OF PURCHASE PRICE ALLOCATION

The following table summarizes the final allocation of the purchase price (in thousands):

Allocation of consideration

	NPS	GES
	(In thousands)
Cash and cash equivalents	$31,656	$5,206
Accounts receivable	55,392	18,013
Unbilled revenue	41,378	45,343
Inventories	33,652	31,092
Current assets	19,463	8,719
Property, plant and equipment	216,094	91,444
Intangible assets	94,000	53,000
Deferred tax assets	-	554
Other assets	7,457	1,254
Total identifiable assets acquired	499,092	254,625

Accounts payable	26,457	31,113
Accrued expenses	28,685	25,388
Current portion of loans and borrowings	-	16,368
Short-term borrowings	55,836	9,000
Current liabilities	3,665	15,449
Loans and borrowings	149,399	25,098
Deferred tax liabilities	24,098	8,053
Other liabilities	22,363	9,910
Non-controlling interest	(2,841)	837
Net identifiable liabilities acquired	307,662	141,216
Total fair value of net assets acquired	191,430	113,409
Goodwill	399,325	175,439
Total gross consideration	$590,755	$288,848

SCHEDULE OF PRELIMINARY ALLOCATION TO INTANGIBLE ASSETS

	Fair Value
	NPS	GES	Total	Useful Life
	(In thousands)
Customer contracts	$77,000	$44,500	$121,500	10 years
Trademarks and trade names	17,000	8,500	25,500	8 years
Total intangible assets	$94,000	$53,000	$147,000

SCHEDULE OF PROFORMA INFORMATION OF OPERATIONS
	Period from January 1	Period from January 1
	to December 31,	to December 31,
	2018	2017
Revenues	$552,520	$457,888
Net income	$52,667	$36,418